Inventories - Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories [Line Items]
Less: Impairment	$ (470)	$ (3,428)
Inventories	1,363	1,726
Hardware Devices [Member]
Inventories [Line Items]
Inventories	1,595	4,830
Others [Member]
Inventories [Line Items]
Inventories	$ 238	$ 324